PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT

27)       PROPERTY AND EQUIPMENT

a)	Composition of property and equipment by class

	R$ thousand
	Annual depreciation rate	Cost	Accumulated depreciation	Net
Buildings	4%	9,341,822	(3,406,337)	5,935,485
Land	-	973,725	-	973,725
Installations, properties and equipment for use	10%	6,259,877	(3,096,944)	3,162,933
Security and communication systems	10%	375,116	(273,022)	102,094
Data processing systems	20%	10,562,634	(7,331,101)	3,231,533
Transportation systems	20%	221,162	(113,827)	107,335
Balance on December 31, 2021 (1)		27,734,336	(14,221,231)	13,513,105

Buildings	4%	8,767,456	(2,597,842)	6,169,614
Land	-	1,021,594	-	1,021,594
Installations, properties and equipment for use	10%	6,706,990	(3,459,963)	3,247,027
Security and communication systems	10%	388,588	(236,324)	152,264
Data processing systems	20%	10,137,875	(6,780,155)	3,357,720
Transportation systems	20%	213,691	(90,781)	122,910
Balance on December 31, 2020 (1)		27,236,194	(13,165,065)	14,071,129
(1)	It includes underlying assets identified in lease contracts recognized under the scope of IFRS 16.

We enter into lease agreements as a lessee, basically, for data processing and property and equipment, which are recorded as buildings and equipment leased in property, plant and equipment. See Note 37 for disclosure of the obligation.

b)	Change in property and equipment by class

	R$ thousand
	Buildings (1)	Land	Installations, properties and equipment for use	Security and communications systems	Data processing systems (1)	Transportation systems	Total
Adjusted balance on December 31, 2019	6,482,841	967,928	3,724,589	153,852	3,189,336	140,676	14,659,222
Additions	1,411,771	46,213	1,262,493	24,315	1,250,334	5,970	4,001,096
Write-offs	(709,254)	(23,530)	(893,576)	(1,440)	(11,588)	-	(1,639,388)
Impairment	(11)	30,983	-	(2,505)	(17,903)	(258)	10,306
Accumulated depreciation	(1,015,733)	-	(846,479)	(21,958)	(1,052,459)	(23,478)	(2,960,106)
Balance on December 31, 2020	6,169,614	1,021,594	3,247,027	152,264	3,357,720	122,910	14,071,129

Balance on December 31, 2020	6,169,614	1,021,594	3,247,027	152,264	3,357,720	122,910	14,071,129
Additions	702,066	-	887,552	23,154	1,345,082	9,559	2,967,413
Write-offs	(65,816)	(47,869)	(194,433)	(30,094)	(453,075)	(1,397)	(792,684)
Impairment	-	-	(132)	(4,488)	(15,413)	-	(20,033)
Accumulated depreciation	(870,379)	-	(777,081)	(38,742)	(1,002,781)	(23,737)	(2,712,720)
Balance on December 31, 2021	5,935,485	973,725	3,162,933	102,094	3,231,533	107,335	13,513,105

(1) It includes underlying assets identified in lease contracts recognized under the scope of IFRS 16.